FAIR VALUE OF ASSETS AND LIABILITIES - Transfers between levels (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments | Foreign exchange contracts and interest rate contracts
Transfers between levels, Assets
Transfers out of Level 3	$ 257,660	$ 43,171
Transfers in to Level 3	55,048
Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Unrealized gains (losses)	8,719	11,700
Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Unrealized gains (losses)	(3,577)	(285)
Transfers between levels, Assets
Transfers, Level 1 to Level 2	13,740
Transfers, Level 2 to Level 1	7	15,858
Fair value through profit or loss | Debt instruments
Transfers between levels, Assets
Transfers, Level 1 to Level 2	17,179	5,282
Transfers, Level 2 to Level 1	8,397	35,447
Fair value through profit or loss | Debt instruments | Securities issued or secured by foreign government
Transfers between levels, Assets
Transfers, Level 1 to Level 2	1,712
Transfers, Level 2 to Level 1		15,885
Fair value through profit or loss | Debt instruments | Securities issued or secured by government entities
Transfers between levels, Assets
Transfers, Level 1 to Level 2	13,619
Transfers, Level 2 to Level 1		14,459
Fair value through profit or loss | Debt instruments | Corporate bonds
Transfers between levels, Assets
Transfers, Level 1 to Level 2		5,282
Transfers, Level 2 to Level 1	8,397
Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
Transfers between levels, Assets
Transfers, Level 2 to Level 1		5,103
Fair value through profit or loss | Debt instruments | Securities issued or secured by other financial entities
Transfers between levels, Assets
Transfers, Level 1 to Level 2	1,848
Fair value through OCI | Debt instruments
Transfers between levels, Assets
Transfers, Level 1 to Level 2	637,744	90,010
Transfers, Level 2 to Level 1	95,572	950,235
Fair value through OCI | Debt instruments | Securities issued or secured by foreign government
Transfers between levels, Assets
Transfers, Level 1 to Level 2	572,800
Transfers, Level 2 to Level 1		950,235
Fair value through OCI | Debt instruments | Corporate bonds
Transfers between levels, Assets
Transfers, Level 1 to Level 2		$ 90,010
Transfers, Level 2 to Level 1	95,572
Fair value through OCI | Debt instruments | Securities issued or secured by other financial entities
Transfers between levels, Assets
Transfers, Level 1 to Level 2	$ 64,944